Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Exchange Rates Used for Translation of Foreign Currencies (Details)			12 Months Ended
		May 14, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentina Peso [Member]
Foreign Exchange Rates [Abstract]
Foreign exchange loss rate				60.00%
Percentage of devaluation in exchange rate value			80.90%	80.90%
Appreciation of currency value in foreign exchange translation			6.20%	6.20%
U.S. Dollars [Member] | Foreign Currency Exchange Rate [Member]
Foreign Exchange Rates [Abstract]
Appreciation of currency value in foreign exchange translation		3.22%
Foreign exchange rate		19.6162
Argentina [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate	[1]		0.02	0.068	0.1586
Closing exchange rate	[1]		0.0196	0.0209
Brazil [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			3.3963	3.5545	3.9045
Closing exchange rate			3.2731	3.4895
Colombia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.0045	0.0041	0.0048
Closing exchange rate			0.0046	0.0044
Guatemala [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			2.3597	2.2675	2.5981
Closing exchange rate			2.6301	2.1584
U.S.A. [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate	[2]		18.3045	17.7617	20.1283
Closing exchange rate	[2]		20.2683	16.8935
Uruguay [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.4548	0.4574	0.4893
Closing exchange rate			0.46	0.4329
Nicaragua [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.4998	0.4875	0.5611
Closing exchange rate			0.5534	0.4613
Honduras [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.7341	0.7184	0.8171
Closing exchange rate			0.7948	0.6819
Chile [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.0194	0.0212	0.0232
Closing exchange rate			0.0203	0.0193
Paraguay [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.0024	0.0024	0.0029
Closing exchange rate			0.0026	0.0023
Peru [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			4.8721	4.7394	5.2454
Closing exchange rate			5.3762	4.5498
Dominican Republic [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.3069	0.3163	0.3647
Closing exchange rate			0.3301	0.2893
Costa Rica [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.0353	0.0324	0.031
Closing exchange rate			0.0395	0.0321
European Union [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			19.8011	19.2047	21.2285
Closing exchange rate			20.9939	18.6487
Bulgaria [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			10.1235	9.8189	10.8523
Closing exchange rate			10.7262	9.5336
Belarus [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			6.6606	6.463	7.3993
Closing exchange rate			0	6.1471
Croatia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			2.6279	2.5487	2.8173
Closing exchange rate			2.7864	2.4751
Macedonia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.3215	0.3119	0.3445
Closing exchange rate			0.3423	0.3038
Serbia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.1691	0.1638	0.1807
Closing exchange rate			0.1794	0.1593

[1]	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.
[2]	Includes Ecuador, El Salvador and Puerto Rico.